Restatement (Details) - Schedule of impact on the consolidated statement of comprehensive income (loss) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
As previously reported [Member]
Restatement (Details) - Schedule of impact on the consolidated statement of comprehensive income (loss) [Line Items]
Revaluation of warrants to purchase ADS’s
Finance income (expenses), net	(207)	77
Total comprehensive income (loss) for the year	$ (424)	$ (397)
Basic and diluted earnings (loss) per share (in U.S. dollars) (in Dollars per share)	$ (0.001)	$ (0.001)
As restated [Member]
Restatement (Details) - Schedule of impact on the consolidated statement of comprehensive income (loss) [Line Items]
Revaluation of warrants to purchase ADS’s	$ 681	$ 535
Finance income (expenses), net	(888)	(458)
Total comprehensive income (loss) for the year	$ (1,105)	$ (932)
Basic and diluted earnings (loss) per share (in U.S. dollars) (in Dollars per share)	$ (0.002)	$ (0.002)
Adjustments [Member]
Restatement (Details) - Schedule of impact on the consolidated statement of comprehensive income (loss) [Line Items]
Revaluation of warrants to purchase ADS’s	$ 681	$ 535
Finance income (expenses), net	681	535
Total comprehensive income (loss) for the year	$ 681	$ 535
Basic and diluted earnings (loss) per share (in U.S. dollars) (in Dollars per share)	$ (0.001)	$ (0.001)